Commitment and Contingencies	3 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Commitment and Contingencies	NOTE 8. COMMITMENT AND CONTIGENTCY There is no commitment or contingency to disclose during the period ended December 31, 2011.